Note 6 - Exploration and Evaluation Assets - Acquisition of Project (Details) (Parentheticals) - shares	Mar. 02, 2020	Dec. 02, 2019
Yarumalito gold project [member]
Statement Line Items [Line Items]
Shares (in shares)		1,118,359
Almaden gold project [member]
Statement Line Items [Line Items]
Shares (in shares)	337,619